REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Schedule of actual capital amounts and ratios

Actual capital amounts and ratios are presented in the table below. Management believes, as of December 31, 2015, that the Company and the Bank met the guidelines to which they were subject.

			Minimum		Minimum to be
(Dollars in thousands)	Actual		capital requirement		well capitalized
As of December 31, 2015	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity Tier 1 (to Risk
weighted assets) Consolidated	$109,960	13.3%	$37,256	4.5%	$-	-
Bank	106,918	12.9%	37,177	4.5%	53,699	6.5%
Total capital (to Risk weighted
Assets) Consolidated	118,594	14.3%	66,234	8.0%	-	-
Bank	115,552	14.0%	66,092	8.0%	82,615	10.0%
Tier 1 capital (to Risk weighted
assets) Consolidated	109,960	13.3%	49,675	6.0%	-	-
Bank	106,918	12.9%	49,569	6.0%	66,092	8.0%
Tier 1 capital (to average
assets) Consolidated	109,960	8.9%	49,599	4.0%	-	-
Bank	106,918	8.7%	49,420	4.0%	61,775	5.0%
As of December 31, 2014
Total Capital (to Risk weighted
assets) Consolidated	$115,532	14.8%	$62,628	8.0%	$-	-
Bank	112,554	14.4%	62,628	8.0%	78,285	10.0%
Tier 1 Capital (to Risk weighted
assets) Consolidated	107,598	13.7%	31,314	4.0%	-	-
Bank	104,620	13.4%	31,314	4.0%	46,971	6.0%
Tier 1 Capital (to average
assets) Consolidated	107,598	9.7%	44,513	4.0%	-	-
Bank	104,620	9.2%	45,707	4.0%	57,133	5.0%